Accounts Receivable (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Chargebacks [Member]	Dec. 31, 2012 Chargebacks [Member]	Jun. 30, 2013 Rebates and incentive programs [Member]	Dec. 31, 2012 Rebates and incentive programs [Member]	Jun. 30, 2013 Returns [Member]	Dec. 31, 2012 Returns [Member]	Jun. 30, 2013 Cash discounts and other [Member]	Dec. 31, 2012 Cash discounts and other [Member]	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jun. 30, 2013 Successor [Member] Chargebacks [Member]	Dec. 31, 2012 Successor [Member] Chargebacks [Member]	Dec. 31, 2011 Successor [Member] Chargebacks [Member]	Jun. 30, 2013 Successor [Member] Rebates and incentive programs [Member]	Dec. 31, 2012 Successor [Member] Rebates and incentive programs [Member]	Dec. 31, 2011 Successor [Member] Rebates and incentive programs [Member]	Jun. 30, 2013 Successor [Member] Returns [Member]	Dec. 31, 2012 Successor [Member] Returns [Member]	Dec. 31, 2011 Successor [Member] Returns [Member]	Jun. 30, 2013 Successor [Member] Cash discounts and other [Member]	Dec. 31, 2012 Successor [Member] Cash discounts and other [Member]	Dec. 31, 2011 Successor [Member] Cash discounts and other [Member]	Jun. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member] Chargebacks [Member]	Dec. 31, 2011 Predecessor [Member] Chargebacks [Member]	Dec. 31, 2010 Predecessor [Member] Chargebacks [Member]	Dec. 31, 2009 Predecessor [Member] Chargebacks [Member]	Jun. 30, 2012 Predecessor [Member] Rebates and incentive programs [Member]	Dec. 31, 2011 Predecessor [Member] Rebates and incentive programs [Member]	Dec. 31, 2010 Predecessor [Member] Rebates and incentive programs [Member]	Dec. 31, 2009 Predecessor [Member] Rebates and incentive programs [Member]	Jun. 30, 2012 Predecessor [Member] Returns [Member]	Dec. 31, 2011 Predecessor [Member] Returns [Member]	Dec. 31, 2010 Predecessor [Member] Returns [Member]	Dec. 31, 2009 Predecessor [Member] Returns [Member]	Jun. 30, 2012 Predecessor [Member] Cash discounts and other [Member]	Dec. 31, 2011 Predecessor [Member] Cash discounts and other [Member]	Dec. 31, 2010 Predecessor [Member] Cash discounts and other [Member]	Dec. 31, 2009 Predecessor [Member] Cash discounts and other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross trade accounts receivable	$ 340,205	$ 318,793										$ 318,793															$ 269,204
Deductions from trade accounts receivable			(49,760)	(41,670)	(64,655)	(59,426)	(79,081)	(68,062)	(35,580)	(26,544)	(229,076)	(195,702)	(143,164)	(49,760)	(41,670)	(20,688)	(64,655)	(59,426)	(35,132)	(79,081)	(68,062)	(58,672)	(35,580)	(26,544)	(28,672)	(155,033)	(143,164)	(108,289)	(114,272)	(28,698)	(20,688)	(19,482)	(16,111)	(44,824)	(35,132)	(23,273)	(39,938)	(60,406)	(58,672)	(48,928)	(39,063)	(21,105)	(28,672)	(16,606)	(19,160)
Allowance for doubtful accounts	0	0									0	0	(100)													(89)	(100)	(1)	(3)
Accounts receivable, net	$ 111,129	$ 123,091										$ 123,091															$ 125,940